Note 25 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
Year ended December 31,
2022	$14,016
2023	12,202
2024	11,805
2025	13,344
2026	9,088
Thereafter	3,269
$63,724